Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) - Reconciliation of VOBA (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Movement in Present Value of Future Insurance Profits [Roll Forward]
Unamortized balance at beginning of period	$ 457.6	$ 413.4
Adjustments related to realized (gains) losses	4.5	(11.9)
Amortization — excluding unlocking	(40.7)	(41.8)
Amortization — impact of unlocking	(8.0)	(1.6)
Unamortized balance at end of period	413.4	358.1
Accumulated effect of net unrealized gains	(16.1)	(48.1)
Balance at end of period	$ 397.3	$ 310.0